S-K 1603(a)(9) Restrictions on Selling Securities	Jun. 23, 2026
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]

Our sponsor’s charter documents do not permit any shareholder of our sponsor (including minority shareholders) to transfer all or any portion of its shares in our sponsor, except (i) with the prior written consent of the board of directors of our sponsor, or (ii) transfers (a) pursuant to a valid will or by intestacy, (b) to any other shareholder of our sponsor, (c) to a shareholder’s spouse or lineal descendants, or to a trust for the benefit of such member or such shareholder’s spouse or lineal descendants, provided that the transferring shareholder is the trustee of such trust or (d) by means of a change in ownership of a member, provided that there is no change in control of such shareholder. There are no limitations or restrictions on the terms or types of transfers that can be approved by the board of directors of our sponsor in our sponsor’s charter documents.

In order to facilitate our initial business combination (including in connection with a related PIPE financing) or for any other reason determined by our sponsor in its sole discretion, our sponsor may surrender or forfeit, transfer or exchange our founder shares, private placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities.

SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Table Text Block]

Pursuant to a letter agreement to be entered with us, each of our sponsor, directors and officers has agreed to restrictions on its ability to transfer, assign, or sell the founder shares and private placement shares owned by them, if any, as summarized in the table below:

Subject Shares	Persons Subject to Restrictions	Expiration Date	Exceptions to Transfer Restrictions
Founder Shares	Hoya Capital Holdings, Corp. and transferees	The completion of our initial business combination

Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any shareholders or partners of the sponsor or their affiliates and funds and accounts advised by such shareholders or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made at or prior to the consummation of a business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions from our sponsor to its shareholders pursuant to our sponsor’s charter documents; (g) by virtue of the laws of the British Virgin Islands or our sponsor’s charter documents upon dissolution of our sponsor or upon dissolution of any of the underwriters, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (h); or (j) to us for cancellation; provided, however, that in the case of clauses (a) through (h) and clause (i) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.

Private placement units (including the securities underlying the private placement units) held by Sponsor	Hoya Capital Holdings, Corp. and transferees	After the completion of our initial business combination	Same as above.

Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Hoya Capital Holdings, Corp. and transferees
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to our officers, directors, advisors or consultants, any affiliate or family member of any of our officers, directors, advisors or consultants, any shareholders or partners of the sponsor or their affiliates and funds and accounts advised by such shareholders or partners, any affiliates of the sponsor, or any employees of such affiliates, (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made at or prior to the consummation of a business combination at prices no greater than the price at which the shares or units were originally purchased; (f) pro rata distributions from our sponsor to its shareholders pursuant to our sponsor’s charter documents; (g) by virtue of the laws of the British Virgin Islands or our sponsor’s charter documents upon dissolution of our sponsor or upon dissolution of any of the underwriters, (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) to a nominee or custodian of a person or entity to whom a transfer would be permissible under clauses (a) through (h); or (j) to us for cancellation; provided, however, that in the case of clauses (a) through (h) and clause (i) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreements.
Private placement units (including the securities underlying the private placement units) held by Sponsor [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	After the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	Hoya Capital Holdings, Corp. and transferees
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above.